General And Administrative - Schedule Of General And Administrative Expense (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees' compensation			$ 2,589,688	$ 0
Depreciation/amortization	$ 0	$ 0	$ 0	$ 0
General and Administrative Expense [Member]
Other Expenses					$ 2,912,172	$ 76,488	$ 110,346
Employees' compensation					1,346,317	783,023	1,155,199
Outsourced service					504,108	287,584	235,024
Depreciation/amortization					107,138	14,058	23,004
Travel & entertainment					19,646	33,362	146,890
Short-term leasing arrangements					9,561	39,361	69,352
Total					$ 4,898,942	$ 1,233,876	$ 1,739,815